VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment	Movements in the three years ended December 31, 2020 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2017	2,577,293	(235,163)	2,342,130
Transfers from Newbuildings	230,596	—
Additions	467	—
Depreciation	—	(96,438)
Balance at December 31, 2018	2,808,356	(331,601)	2,476,755
Depreciation	—	(102,000)
Additions	39,029	—
Transfers from Newbuildings	166,121	—
Balance at December 31, 2019	3,013,506	(433,601)	2,579,905
Depreciation	—	(127,126)
Additions	28,461	—
Trafigura asset acquisition	663,683	—
Transfers from Newbuildings	162,221	—
Balance at December 31, 2020	3,867,871	(560,727)	3,307,144